UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02739 and 811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value Fund, Inc. and Master Basic Value LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Basic Value Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Basic Value LLC	$4,280,975,886
Total Investments (Cost - $3,131,308,089) – 100.7%	4,280,975,886
Liabilities in Excess of Other Assets – (0.7)%	(28,706,564)
Net Assets – 100.0%	$4,252,269,322

BlackRock Basic Value Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Basic Value LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of March 31, 2012, the value of the investment and the percentage owned by the Fund of the Master LLC was $4,280,975,886 and 99.2%, respectively.

•

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

		•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of March 31, 2012, the Fund’s investment in the Master LLC was classified as Level 2.

BLACKROCK BASIC VALUE FUND, INC.	MARCH 31, 2012

Schedule of Investments March 31, 2012 (Unaudited)	Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Above-Average Yield — 44.9%
Aerospace & Defense — 1.5%
Honeywell International, Inc.	1,059,600	$64,688,580
Beverages — 1.1%
PepsiCo, Inc.	695,700	46,159,695
Chemicals — 1.8%
E.I. du Pont de Nemours & Co.	1,464,000	77,445,600
Commercial Banks — 1.5%
U.S. Bancorp	2,109,075	66,815,496
Containers & Packaging — 0.4%
Sealed Air Corp.	781,100	15,083,041
Diversified Financial Services — 4.1%
JPMorgan Chase & Co.	3,824,400	175,845,912
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	1,468,100	45,848,763
Verizon Communications, Inc.	1,310,400	50,096,592
		95,945,355
Electric Utilities — 1.9%
The Southern Co.	1,797,500	80,761,675
Energy Equipment & Services — 0.9%
Ensco Plc - ADR	746,133	39,492,820
Food & Staples Retailing — 0.3%
Walgreen Co.	349,400	11,701,406
Food Products — 2.2%
General Mills, Inc.	387,400	15,282,930
Unilever NV - ADR	2,296,400	78,146,492
		93,429,422
Household Products — 1.6%
Kimberly-Clark Corp.	594,200	43,905,438
The Procter & Gamble Co.	387,900	26,070,759
		69,976,197
Industrial Conglomerates — 2.8%
General Electric Co.	6,063,900	121,702,473
Insurance — 2.0%
The Travelers Cos., Inc.	1,462,876	86,602,259
Metals & Mining — 1.1%
Nucor Corp.	1,107,800	47,580,010
Multiline Retail — 0.4%
J.C. Penney Co., Inc.	524,900	18,597,207
Multi-Utilities — 1.8%
Dominion Resources, Inc.	1,529,398	78,320,471
Oil, Gas & Consumable Fuels — 4.6%
Chevron Corp.	320,500	34,370,420
Exxon Mobil Corp.	1,243,300	107,831,409
Marathon Oil Corp.	1,735,770	55,023,909
		197,225,738
Pharmaceuticals — 10.1%
Eli Lilly & Co.	1,103,300	44,429,891
Johnson & Johnson	1,500,900	98,999,364
Merck & Co., Inc.	3,781,216	145,198,695

Common Stocks	Shares	Value
Above-Average Yield (concluded)
Pharmaceuticals (concluded)
Pfizer, Inc.	6,529,770	$147,964,588
		436,592,538
Software — 2.6%
Microsoft Corp.	3,496,080	112,748,580
Total Above-Average Yield		1,936,714,475

Below-Average Price/Earnings Ratio — 10.8%
Diversified Financial Services — 2.7%
Citigroup, Inc.	3,124,930	114,216,192
Energy Equipment & Services — 2.0%
Noble Corp. (a)	2,256,164	84,538,465
Insurance — 4.9%
ACE Ltd.	837,500	61,305,000
MetLife, Inc.	2,429,247	90,732,375
Prudential Financial, Inc.	952,300	60,366,297
		212,403,672
Media — 1.2%
Viacom, Inc., Class B	1,126,100	53,444,706
Total Below-Average Price/Earnings Ratio		464,603,035

Low Price-to-Book Value — 11.1%
Commercial Banks — 3.1%
Wells Fargo & Co.	3,907,400	133,398,636
Energy Equipment & Services — 2.2%
Halliburton Co.	1,910,900	63,422,771
Weatherford International Ltd. (a)	2,028,000	30,602,520
		94,025,291
Insurance — 1.3%
Hartford Financial Services Group, Inc.	2,720,098	57,339,666
Metals & Mining — 1.0%
Alcoa, Inc.	4,104,300	41,125,086
Oil, Gas & Consumable Fuels — 2.3%
Devon Energy Corp.	1,248,100	88,764,872
Hess Corp.	216,500	12,762,675
		101,527,547
Semiconductors & Semiconductor Equipment — 1.2%
Micron Technology, Inc. (a)(b)	6,528,200	52,878,420
Total Low Price-to-Book Value		480,294,646

MASTER BASIC VALUE LLC	MARCH 31, 2012	1

Schedule of Investments (continued)	Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Price-to-Cash Flow — 15.8%
Biotechnology — 1.0%
Amgen, Inc.	638,700	$43,425,213
Construction & Engineering — 1.7%
Jacobs Engineering Group, Inc. (a)(b)	1,621,600	71,950,392
Food & Staples Retailing — 1.6%
CVS Caremark Corp.	304,900	13,659,520
The Kroger Co.	2,352,400	56,998,652
		70,658,172
Health Care Equipment & Supplies — 1.3%
Baxter International, Inc.	949,800	56,779,044
Industrial Conglomerates — 2.4%
Tyco International Ltd.	1,829,775	102,796,760
IT Services — 1.8%
The Western Union Co.	4,537,400	79,858,240
Media — 3.7%
Comcast Corp., Special Class A	1,943,300	57,346,783
Time Warner, Inc.	1,692,066	63,875,492
The Walt Disney Co.	886,700	38,819,726
		160,042,001
Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc., Class B	554,537	21,094,587
Oil, Gas & Consumable Fuels — 1.1%
Peabody Energy Corp.	1,587,316	45,968,671
Semiconductors & Semiconductor Equipment — 0.7%
Marvell Technology Group Ltd. (a)	1,934,022	30,422,166
Total Price-to-Cash Flow		682,995,246

Price-to-Earnings Per Share — 16.5%
Aerospace & Defense — 0.6%
Textron, Inc.	1,012,156	28,168,301
Airlines — 1.6%
Delta Air Lines, Inc. (a)	6,950,000	68,874,500
Automobiles — 0.4%
Ford Motor Co.	716,400	8,947,836
General Motors Co. (a)(b)	393,000	10,080,450
		19,028,286
Communications Equipment — 1.7%
Cisco Systems, Inc.	3,429,500	72,533,925
Electronic Equipment, Instruments & Components — 2.3%
Corning, Inc.	7,040,100	99,124,608
Food Products — 1.7%
Archer-Daniels-Midland Co.	2,280,000	72,184,800
Health Care Equipment & Supplies — 2.1%
Medtronic, Inc.	2,282,641	89,456,701
Health Care Providers & Services — 1.3%
Aetna, Inc.	1,091,900	54,769,704
Insurance — 2.4%
Aflac, Inc.	1,008,500	46,380,915
Lincoln National Corp.	1,545,940	40,750,978

Common Stocks	Shares	Value
Price-to-Earnings Per Share (concluded)
PartnerRe Ltd.	258,900	$17,576,721
		104,708,614
Semiconductors & Semiconductor Equipment — 2.4%
LSI Corp. (a)	11,811,266	102,521,789
Total Price-to-Earnings Per Share		711,371,228

Special Situations — 0.5%
IT Services — 0.5%
International Business Machines Corp.	105,500	22,012,575
Total Long-Term Investments (Cost – $3,147,618,272) – 99.6%		4,297,991,205

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (c)(d)	100,900	100,900

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.24% (c)(d)(e)	$27,022	27,022,223
Total Short-Term Securities (Cost – $27,123,123) – 0.6%		27,123,123
Total Investments (Cost - $3,174,741,395*) – 100.2%		4,325,114,328
Liabilities in Excess of Other Assets – (0.2)%		(10,686,117)
Net Assets – 100.0%		$4,314,428,211

*		As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$3,234,656,571
Gross unrealized appreciation		$1,183,907,605
Gross unrealized depreciation		(93,449,848)
Net unrealized appreciation		$1,090,457,757

(a) Non-income producing security.

(b) Security, or a portion of security, is on loan.

MASTER BASIC VALUE LLC	MARCH 31, 2012	2

Schedule of Investments (continued)	Master Basic Value LLC

(c)	Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at June 30, 2011	Net Activity	Shares/ Beneficial Interest Held at March 31, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	100,900	100,900	$294	$53,217
BlackRock Liquidity Series LLC, Money Market Series	—	$27,022,223	$27,022,223	—	$60,852

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

Portfolio Abbreviation
ADR	American Depositary Receipts

MASTER BASIC VALUE LLC	MARCH 31, 2012	3

Schedule of Investments (concluded)	Master Basic Value LLC

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$4,297,991,205	—	—	$4,297,991,205
Short-Term Securities	100,900	$27,022,223	—	27,123,123
Total	$4,298,092,105	$27,022,223	—	$4,325,114,328

     1 See above schedule of investments for values in each industry.

Certain of the Master LLC’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$18,373,952	—	—	$18,373,952
Liabilities:
Collateral on Securities Loaned at Value	(27,022,223)	—	—	(27,022,223)
Total	$(8,648,271)	—	—	$(8,648,271)

There were no transfers between levels during the period ended March 31, 2012.

MASTER BASIC VALUE LLC	MARCH 31, 2012	4

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 23, 2012